Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (712,380)	$ (276,214)	$ (939,436)	$ (295,747)
Adjustments:
Depreciation	1,047	1,047	2,094	2,318
Interest expenses	516
Services in exchange for shares		156,252	222,919	434,895
Changes in operating assets and liabilities:
Prepaid expenses	8,862	(12,358)	(6,526)	(12,760)
Payable and accrued liabilities	120,241	(85,020)	(109,068)	126,973
Tax payable	5,298
Amounts due to related parties	199,645	29,010
Deferred revenue	15,000	30,190	(23,363)	(50,576)
Net cash provided by (used in) operating activities	(361,771)	(157,093)	(853,380)	205,103
CASH FLOWS FROM FINANCING ACTIVITIES
Payment made related to acquisition of non-controlling interest		(169,957)	(218,267)	(283,295)
Advances from short-term loan	20,000
Amounts due to related parties			164,719	(12,767)
Deferred offering costs	(22,789)	(75,000)	(139,017)
Dividends paid				(71,194)
Net proceeds from issuance of shares		1,088,797	1,505,662
Cash provided by (used in) financing activities	(2,789)	843,840	1,313,097	(367,256)
Net increase (decrease) in cash and cash equivalents for the year	(364,560)	686,747	459,717	(162,153)
Cash, beginning of the year	557,823	98,106	98,106	260,259
Cash, end of the year	193,263	784,853	557,823	98,106
Supplemental Disclosures of Cash Flow Information
Cash paid for interest
Cash paid for income taxes